BrandywineGLOBAL — Global Flexible Income Fund

Schedule of Investments (unaudited)	March 31, 2020

Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes - 57.6%
Communication Services - 4.2%
Entertainment - 0.9%
Walt Disney Co., Senior Notes	3.800%	3/22/30	55,000	$62,077

Media - 1.4%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	30,000	30,244	(a)
Comcast Corp., Senior Notes	3.400%	4/1/30	10,000	10,853
Comcast Corp., Senior Notes	3.750%	4/1/40	5,000	5,657
Liberty Interactive LLC, Senior Notes	8.250%	2/1/30	30,000	22,237
Sinclair Television Group Inc., Senior Notes	5.625%	8/1/24	35,000	32,463	(a)

Total Media				101,454

Wireless Telecommunication Services - 1.9%
Sprint Corp., Senior Notes	7.250%	9/15/21	130,000	134,701

Total Communication Services				298,232

Consumer Discretionary - 5.0%
Automobiles - 1.7%
American Honda Finance Corp., Senior Notes	2.050%	1/10/23	95,000	93,723
Hyundai Capital America, Senior Notes	2.850%	11/1/22	30,000	29,335	(a)

Total Automobiles				123,058

Hotels, Restaurants & Leisure - 0.3%
McDonald’s Corp., Senior Notes	3.600%	7/1/30	5,000	5,260
McDonald’s Corp., Senior Notes	3.625%	9/1/49	5,000	5,113
McDonald’s Corp., Senior Notes	4.200%	4/1/50	10,000	11,235

Total Hotels, Restaurants & Leisure				21,608

Multiline Retail - 0.9%
Target Corp., Senior Notes	2.650%	9/15/30	65,000	67,010

Specialty Retail - 1.9%
Home Depot Inc., Senior Notes	3.300%	4/15/40	5,000	5,133
Home Depot Inc., Senior Notes	3.350%	4/15/50	5,000	5,239
L Brands Inc., Senior Notes	6.625%	4/1/21	30,000	28,161
L Brands Inc., Senior Notes	5.625%	10/15/23	16,000	13,382
Lowe’s Cos. Inc., Senior Notes	5.000%	4/15/40	5,000	5,718
Lowe’s Cos. Inc., Senior Notes	5.125%	4/15/50	10,000	12,123
PetSmart Inc., Senior Secured Notes	5.875%	6/1/25	65,000	64,513	(a)

Total Specialty Retail				134,269

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Flexible Income Fund 2020 Quarterly Report	1

BrandywineGLOBAL — Global Flexible Income Fund

Schedule of Investments (unaudited) (cont’d)	March 31, 2020

Security	Rate	Maturity Date	Face Amount†	Value
Textiles, Apparel & Luxury Goods - 0.2%
NIKE Inc., Senior Notes	3.250%	3/27/40	5,000	$5,252
NIKE Inc., Senior Notes	3.375%	3/27/50	5,000	5,470

Total Textiles, Apparel & Luxury Goods				10,722

Total Consumer Discretionary				356,667

Consumer Staples - 2.2%
Food Products - 2.2%
Campbell Soup Co., Senior Notes	3.650%	3/15/23	26,000	26,517
Kraft Heinz Foods Co., Senior Notes	3.500%	6/6/22	130,000	129,813

Total Consumer Staples				156,330

Financials - 20.3%
Banks - 15.5%
Bank of America Corp., Senior Notes	2.503%	10/21/22	30,000	30,102
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. USD LIBOR + 3.150%)	4.083%	3/20/51	140,000	160,692	(b)
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	120,000	127,865
Bank of Montreal, Senior Notes (SOFR + 0.680%)	0.818%	3/10/23	65,000	59,419	(b)
Canadian Imperial Bank of Commerce, Senior Notes (SOFR + 0.800%)	0.818%	3/17/23	100,000	95,368	(b)
CIT Group Inc., Senior Notes	5.000%	8/15/22	65,000	63,536
Citigroup Inc., Senior Notes	3.875%	10/25/23	95,000	97,854
Commonwealth Bank of Australia, Senior Notes	2.750%	3/10/22	55,000	55,215	(a)
JPMorgan Chase & Co., Senior Notes	3.200%	1/25/23	60,000	61,809
Macquarie Bank Ltd., Senior Notes	2.100%	10/17/22	105,000	104,133	(a)
Wells Fargo Bank NA, Senior Notes (3.325% to 7/23/20 then 3 mo. USD LIBOR + 0.490%)	3.325%	7/23/21	250,000	250,464	(b)

Total Banks				1,106,457

Capital Markets - 4.1%
Ares Capital Corp., Senior Notes	4.200%	6/10/24	40,000	35,524
Ares Capital Corp., Senior Notes	4.250%	3/1/25	25,000	21,522
Ares Capital Corp., Senior Notes	3.250%	7/15/25	35,000	27,875
DH Europe Finance II Sarl, Senior Notes	2.050%	11/15/22	35,000	34,382
FS KKR Capital Corp., Senior Notes	4.750%	5/15/22	26,000	24,356
FS KKR Capital Corp., Senior Notes	4.625%	7/15/24	17,000	12,774
FS KKR Capital Corp., Senior Notes	4.125%	2/1/25	35,000	28,516
Goldman Sachs BDC Inc., Senior Notes	3.750%	2/10/25	10,000	9,520
Main Street Capital Corp., Senior Notes	5.200%	5/1/24	60,000	56,885
Owl Rock Capital Corp., Senior Notes	4.000%	3/30/25	60,000	46,353

Total Capital Markets				297,707

See Notes to Schedule of Investments.

2	BrandywineGLOBAL — Global Flexible Income Fund 2020 Quarterly Report

BrandywineGLOBAL — Global Flexible Income Fund

Schedule of Investments (unaudited) (cont’d)	March 31, 2020

Security	Rate	Maturity Date	Face Amount†	Value
Insurance - 0.7%
American International Group Inc., Senior Notes	4.500%	7/16/44	15,000	$15,277
Aon Corp., Senior Notes	2.200%	11/15/22	20,000	19,936
Markel Corp., Senior Notes	3.350%	9/17/29	15,000	14,231

Total Insurance				49,444

Total Financials				1,453,608

Health Care - 2.7%
Biotechnology - 0.5%
AbbVie Inc., Senior Notes	2.300%	11/21/22	35,000	35,076	(a)

Health Care Providers & Services - 0.6%
CVS Health Corp., Senior Notes	4.125%	4/1/40	10,000	10,132
CVS Health Corp., Senior Notes	4.250%	4/1/50	10,000	10,425
HCA Inc., Senior Secured Notes	4.750%	5/1/23	25,000	25,645

Total Health Care Providers & Services				46,202

Pharmaceuticals - 1.6%
Bausch Health Cos. Inc., Senior Secured Notes	6.500%	3/15/22	20,000	20,275	(a)
Bausch Health Cos. Inc., Senior Secured Notes	7.000%	3/15/24	40,000	41,000	(a)
Novartis Capital Corp., Senior Notes	2.000%	2/14/27	35,000	35,413
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	20,000	16,998

Total Pharmaceuticals				113,686

Total Health Care				194,964

Industrials - 4.3%
Aerospace & Defense - 1.2%
Boeing Co., Senior Notes	2.700%	5/1/22	25,000	23,679
Northrop Grumman Corp., Senior Notes	4.400%	5/1/30	55,000	63,977

Total Aerospace & Defense				87,656

Industrial Conglomerates - 1.9%
3M Co., Senior Notes	3.700%	4/15/50	15,000	17,001
General Electric Co., Senior Notes	3.150%	9/7/22	110,000	111,377
General Electric Co., Senior Notes	3.100%	1/9/23	10,000	10,087

Total Industrial Conglomerates				138,465

Road & Rail - 0.4%
CSX Corp., Senior Notes	3.800%	4/15/50	25,000	26,241

Trading Companies & Distributors - 0.8%
Air Lease Corp., Senior Notes	2.250%	1/15/23	65,000	54,075

Total Industrials				306,437

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Flexible Income Fund 2020 Quarterly Report	3

BrandywineGLOBAL — Global Flexible Income Fund

Schedule of Investments (unaudited) (cont’d)	March 31, 2020

Security	Rate	Maturity Date	Face Amount†	Value
Information Technology - 10.5%
Electronic Equipment, Instruments & Components - 0.8%
Jabil Inc., Senior Notes	3.600%	1/15/30	60,000	$53,629

IT Services - 0.7%
Mastercard Inc., Senior Notes	3.350%	3/26/30	5,000	5,549
Mastercard Inc., Senior Notes	3.850%	3/26/50	5,000	6,156
PayPal Holdings Inc., Senior Notes	2.200%	9/26/22	40,000	39,868

Total IT Services				51,573

Semiconductors & Semiconductor Equipment - 1.7%
Broadcom Inc., Senior Notes	3.125%	10/15/22	30,000	29,753	(a)
Broadcom Inc., Senior Notes	3.625%	10/15/24	30,000	29,577	(a)
Intel Corp., Senior Notes	2.450%	11/15/29	30,000	30,803
NVIDIA Corp., Senior Notes	3.500%	4/1/40	10,000	10,632
NVIDIA Corp., Senior Notes	3.500%	4/1/50	20,000	21,808

Total Semiconductors & Semiconductor Equipment				122,573

Software - 2.9%
NortonLifeLock Inc., Senior Notes	5.000%	4/15/25	90,000	90,943	(a)
Oracle Corp., Senior Notes	3.600%	4/1/50	60,000	60,274	(c)
Oracle Corp., Senior Notes	3.850%	4/1/60	55,000	55,637	(c)

Total Software				206,854

Technology Hardware, Storage & Peripherals - 4.4%
Apple Inc., Senior Notes	1.700%	9/11/22	130,000	132,429
Dell International LLC/EMC Corp., Senior Secured Notes	6.020%	6/15/26	115,000	118,926	(a)
Hewlett Packard Enterprise Co., Senior Notes	2.250%	4/1/23	65,000	63,600

Total Technology Hardware, Storage & Peripherals				314,955

Total Information Technology				749,584

Materials - 3.4%
Chemicals - 1.1%
CF Industries Inc., Senior Secured Notes	3.400%	12/1/21	44,000	43,288	(a)
FMC Corp., Senior Notes	3.450%	10/1/29	35,000	33,255

Total Chemicals				76,543

Metals & Mining - 0.9%
Freeport-McMoRan Inc., Senior Notes	4.125%	3/1/28	35,000	30,669
Steel Dynamics Inc., Senior Notes	4.125%	9/15/25	40,000	38,332

Total Metals & Mining				69,001

Paper & Forest Products - 1.4%
Boise Cascade Co., Senior Notes	5.625%	9/1/24	105,000	100,406	(a)

Total Materials				245,950

See Notes to Schedule of Investments.

4	BrandywineGLOBAL — Global Flexible Income Fund 2020 Quarterly Report

BrandywineGLOBAL — Global Flexible Income Fund

Schedule of Investments (unaudited) (cont’d)	March 31, 2020

Security	Rate	Maturity Date	Face Amount†		Value
Real Estate - 2.7%
Equity Real Estate Investment Trusts (REITs) - 2.7%
American Tower Corp., Senior Notes	2.250%	1/15/22	60,000		$58,624
Crown Castle International Corp., Senior Notes	3.300%	7/1/30	20,000		19,836	(c)
Iron Mountain Inc., Senior Notes	6.000%	8/15/23	85,000		85,956
Iron Mountain Inc., Senior Notes	5.250%	3/15/28	25,000		24,834	(a)

Total Real Estate					189,250

Utilities - 2.3%
Electric Utilities - 0.7%
DPL Inc., Senior Notes	7.250%	10/15/21	27,000		26,830
Georgia Power Co., Senior Notes	2.100%	7/30/23	20,000		19,553

Total Electric Utilities					46,383

Gas Utilities - 0.8%
AmeriGas Partners LP/AmeriGas Finance Corp., Senior Notes	5.625%	5/20/24	65,000		60,610

Multi-Utilities - 0.8%
Consolidated Edison Co. of New York Inc., Senior Notes	3.350%	4/1/30	45,000		46,404
Consolidated Edison Co. of New York Inc., Senior Notes	3.950%	4/1/50	10,000		10,558

Total Multi-Utilities					56,962

Total Utilities					163,955

Total Corporate Bonds & Notes (Cost - $4,186,190)					4,114,977

Sovereign Bonds - 9.0%
Austria - 0.7%
Republic of Austria Government Bond, Senior Notes	0.750%	3/20/51	45,000	EUR	51,525	(c)(d)

Canada - 1.0%
Canadian Government Bond	2.750%	12/1/48	78,000	CAD	74,192

France - 0.8%
French Republic Government Bond OAT, Notes	2.000%	5/25/48	40,000	EUR	58,070	(d)

Italy - 1.3%
Italy Buoni Poliennali Del Tesoro, Senior Notes	3.850%	9/1/49	65,000	EUR	93,161	(d)

Japan - 0.7%
Japan Government Thirty Year Bond	0.400%	6/20/49	5,500,000	JPY	51,034

Portugal - 2.5%
Portugal Obrigacoes do Tesouro OT, Senior Notes	4.100%	2/15/45	105,000	EUR	175,668	(d)

Spain - 2.0%
Spain Government Bond, Senior Notes	2.700%	10/31/48	100,000	EUR	140,799	(d)

Total Sovereign Bonds (Cost - $671,876)					644,449

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Flexible Income Fund 2020 Quarterly Report	5

BrandywineGLOBAL — Global Flexible Income Fund

Schedule of Investments (unaudited) (cont’d)	March 31, 2020

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(e) - 7.6%
Chase Home Lending Mortgage Trust, 2019-ATR2 A11 (1 mo. USD LIBOR + 0.900%)	1.847%	7/25/49	58,386	$55,432	(a)(b)
GS Mortgage Securities Corp. Trust, 2019-70P A (1 mo. USD LIBOR + 1.000%)	1.705%	10/15/36	160,000	152,459	(a)(b)
Lehman XS Trust, 2005-5N 1A1 (1 mo. USD LIBOR + 0.300%)	1.247%	11/25/35	52,649	49,126	(b)
Sequoia Mortgage Trust, 2017-CH2 A10	4.000%	12/25/47	133,326	134,043	(a)(b)
Thornburg Mortgage Securities Trust, 2004-2 A1 (1 mo. USD LIBOR + 0.620%)	1.567%	6/25/44	72,812	64,742	(b)
WaMu Mortgage Pass-Through Trust, 2004-AR5 A6	4.687%	6/25/34	93,588	86,957	(b)

Total Collateralized Mortgage Obligations (Cost - $573,786)				542,759

Asset-Backed Securities - 7.1%
Centex Home Equity Loan Trust, 2005-A M1 (1 mo. USD LIBOR + 0.720%)	1.667%	1/25/35	31,931	30,157	(b)
CWABS Revolving Home Equity Loan Trust, 2004-I A (1 mo. USD LIBOR + 0.290%)	0.995%	2/15/34	63,238	60,309	(b)
JPMorgan Mortgage Acquisition Trust, 2007-CH3 A1B (1 mo. USD LIBOR + 0.320%)	1.267%	3/25/37	162,747	151,450	(b)
Long Beach Mortgage Loan Trust, 2005-WL2 M2 (1 mo. USD LIBOR + 0.735%)	1.682%	8/25/35	35,468	34,696	(b)
Merrill Lynch Mortgage Investors Trust, 2006-HE1 M1 (1 mo. USD LIBOR + 0.390%)	1.337%	12/25/36	37,552	36,463	(b)
New Century Home Equity Loan Trust, 2005-B A2D (1 mo. USD LIBOR + 0.400%)	1.347%	10/25/35	53,021	52,623	(b)
Towd Point Mortgage Trust, 2017-4 A1	2.750%	6/25/57	142,949	140,002	(a)(b)

Total Asset-Backed Securities (Cost - $520,324)				505,700

U.S. Government & Agency Obligations - 2.3%
U.S. Government Obligations - 2.3%
U.S. Treasury Bonds	2.875%	5/15/49	68,000	92,807
U.S. Treasury Notes	2.375%	5/15/29	60,000	69,035

Total U.S. Government & Agency Obligations (Cost - $142,440)				161,842

Total Investments before Short-Term Investments (Cost - $6,094,616)				5,969,727

			Shares
Short-Term Investments - 4.7%
JPMorgan U.S. Government Money Market Fund, Institutional Class (Cost - $340,689)	0.285%		340,689	340,689

Total Investments - 88.3% (Cost - $6,435,305)				6,310,416
Other Assets in Excess of Liabilities - 11.7%				833,015

Total Net Assets - 100.0%				$7,143,431

See Notes to Schedule of Investments.

6	BrandywineGLOBAL — Global Flexible Income Fund 2020 Quarterly Report

BrandywineGLOBAL — Global Flexible Income Fund

Schedule of Investments (unaudited) (cont’d)	March 31, 2020

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Securities traded on a when-issued or delayed delivery basis.

(d)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

Abbreviations used in this schedule:

CAD	— Canadian Dollar
EUR	— Euro
JPY	— Japanese Yen
LIBOR	— London Interbank Offered Rate
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

At March 31, 2020, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
Euro-BTP	1	6/20	$158,691	$155,961	$(2,730)
U.S. Treasury 10-Year Notes	4	6/20	554,533	554,750	217
U.S. Treasury Long-Term Bonds	3	6/20	504,382	537,188	32,806

Net unrealized appreciation on open futures contracts					$30,293

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Flexible Income Fund 2020 Quarterly Report	7

BrandywineGLOBAL — Global Flexible Income Fund

Schedule of Investments (unaudited) (cont’d)	March 31, 2020

At March 31, 2020, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	46,335	JPY	5,000,000	Citibank N.A.	4/8/20	$(178)
USD	80,300	CAD	110,000	National Australia Bank Ltd.	4/24/20	2,113
EUR	140,000	USD	157,108	HSBC Securities Inc.	6/12/20	(2,270)
USD	85,623	EUR	80,000	JPMorgan Chase & Co.	6/12/20	(2,856)
USD	87,400	EUR	80,000	JPMorgan Chase & Co.	6/12/20	(1,079)
USD	211,564	EUR	190,000	JPMorgan Chase & Co.	6/12/20	1,427
USD	306,488	EUR	270,000	JPMorgan Chase & Co.	6/12/20	7,873

Total						$5,030

Abbreviations used in this table:

CAD	— Canadian Dollar
EUR	— Euro
JPY	— Japanese Yen
USD	— United States Dollar

At March 31, 2020, the Fund had the following open swap contracts:

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Implied Credit Spread at March 31, 2020[3]	Periodic Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Barclays Bank PLC (CCO Holdings LLC/ CCO Holdings Capital Corp., 5.750%, due 1/15/24)	$25,000	6/20/21	0.560%	5.000% quarterly	$1,358	$1,414	$(56)
Barclays Bank PLC (CCO Holdings LLC/ CCO Holdings Capital Corp., 5.750%, due 1/15/24)	25,000	6/20/21	0.560%	5.000% quarterly	1,358	1,414	(56)
Barclays Bank PLC (Goodyear Tire & Rubber Co., 5.000%, due 5/31/26)	105,000	6/20/22	3.478%	5.000% quarterly	3,372	8,903	(5,531)
Barclays Bank PLC (Sprint Communications Inc., 7.000%, due 8/15/20)	115,000	6/20/21	1.298%	5.000% quarterly	5,171	5,068	103
JPMorgan Chase & Co., (Liberty Interactive LLC, 8.500%, due 7/15/29)	100,000	6/20/22	3.220%	5.000% quarterly	3,790	4,975	(1,185)

See Notes to Schedule of Investments.

8	BrandywineGLOBAL — Global Flexible Income Fund 2020 Quarterly Report

BrandywineGLOBAL — Global Flexible Income Fund

Schedule of Investments (unaudited) (cont’d)	March 31, 2020

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1] (cont’d)
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Implied Credit Spread at March 31, 2020[3]	Periodic Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley & Co. Inc. (Dell Inc., 7.100%, due 4/15/28)	$40,000	6/20/22	1.044%	1.000% quarterly	$(39)	$(1,384)	$1,345
Morgan Stanley & Co. Inc. (Dell Inc., 7.100%, due 4/15/28)	65,000	6/20/22	1.044%	1.000% quarterly	(63)	(2,250)	2,187
Morgan Stanley & Co. Inc. (Dell Inc., 7.100%, due 4/15/28)	40,000	12/20/22	1.360%	1.000% quarterly	(385)	(938)	553

Total	$515,000				$14,562	$17,202	$(2,640)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
Reference Entity	Notional Amount[2]*		Termination Date	Periodic Payments Received by the Fund†	Market Value[4]	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Markit CDX.NA.IG.34 Index	1,250,000		6/20/25	1.000% quarterly	$(8,320)	$(1,249)	$(7,071)
Markit iTraxx Crossover Index	115,000	EUR	12/20/24	5.000% quarterly	(2,551)	2,105	(4,656)
Markit iTraxx Crossover Index	285,000	EUR	6/20/25	5.000% quarterly	(9,427)	(1,346)	(8,081)
Markit iTraxx Europe Index	295,000	EUR	12/20/24	1.000% quarterly	624	74	550

Total					$(19,674)	$(416)	$(19,258)

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Flexible Income Fund 2020 Quarterly Report	9

BrandywineGLOBAL — Global Flexible Income Fund

Schedule of Investments (unaudited) (cont’d)	March 31, 2020

1

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

3

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

4

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

Abbreviations used in this table:

EUR	— Euro

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

10	BrandywineGLOBAL — Global Flexible Income Fund 2020 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL — Global Flexible Income Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

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Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

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Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$4,114,977	—	$4,114,977
Sovereign Bonds	—	644,449	—	644,449
Collateralized Mortgage Obligations	—	542,759	—	542,759
Asset-Backed Securities	—	505,700	—	505,700
U.S. Government & Agency Obligations	—	161,842	—	161,842

Total Long-Term Investments	—	5,969,727	—	5,969,727

Short-Term Investments†	$340,689	—	—	340,689

Total Investments	$340,689	$5,969,727	—	$6,310,416

Other Financial Instruments:
Futures Contracts	$33,023	—	—	$33,023
Forward Foreign Currency Contracts	—	$11,413	—	11,413
OTC Credit Default Swaps on Corporate Issues - Sell Protection‡	—	15,049	—	15,049
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	550	—	550

Total Other Financial Instruments	$33,023	$27,012	—	$60,035

Total	$373,712	$5,996,739	—	$6,370,451

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Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts	$2,730	—	—	$2,730
Forward Foreign Currency Contracts	—	$6,383	—	6,383
OTC Credit Default Swaps on Corporate Issues - Sell Protection‡	—	487	—	487
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	19,808	—	19,808

Total	$2,730	$26,678	—	$29,408

†	See Schedule of Investments for additional detailed categorizations.

‡	Value includes any premium paid or received with respect to swap contracts.

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